Deferred tax - Movements of Gross Deferred Tax Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 350.8
Ending balance	178.5	£ 350.8
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	617.5	536.0
Acquisition of subsidiaries	35.0	15.1
(Credit)/charge to income	(172.3)	(20.9)
Charge to other comprehensive income	(0.2)	0.4
Exchange differences and other movements	(35.0)	86.9
Ending balance	445.0	617.5
Gross deferred tax liabilities | Brands and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	352.6	325.1
Acquisition of subsidiaries	35.0	15.1
(Credit)/charge to income	(173.7)	(12.4)
Charge to other comprehensive income	0.0	0.0
Exchange differences and other movements	(21.2)	24.8
Ending balance	192.7	352.6
Gross deferred tax liabilities | Associate earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	36.5	36.8
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	(15.6)	(3.5)
Charge to other comprehensive income	0.0	0.0
Exchange differences and other movements	(1.1)	3.2
Ending balance	19.8	36.5
Gross deferred tax liabilities | Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	173.4	133.2
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	18.4	19.7
Charge to other comprehensive income	0.0	0.0
Exchange differences and other movements	(10.8)	20.5
Ending balance	181.0	173.4
Gross deferred tax liabilities | Plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	23.0	0.0
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	0.3	(14.2)
Charge to other comprehensive income	0.0	0.0
Exchange differences and other movements	(1.1)	37.2
Ending balance	22.2	23.0
Gross deferred tax liabilities | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	32.0	40.9
Acquisition of subsidiaries	0.0	0.0
(Credit)/charge to income	(1.7)	(10.5)
Charge to other comprehensive income	(0.2)	0.4
Exchange differences and other movements	(0.8)	1.2
Ending balance	£ 29.3	£ 32.0